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                          MORGAN, LEWIS & BOCKIUS LLP
                              ONE FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                                                      October 24, 2019

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Pioneer Securitized Income Fund
    Registration Statement on Form N-2
    Filed August 20, 2019
    File Nos. 333-233370; 811-23465

Ladies and Gentlemen:

   On behalf of our client, Pioneer Securitized Income Fund (the "Fund"), a Delaware statutory trust, we are hereby filing Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's registration statement on Form N-2 (the "Registration Statement"). In addition, this letter is to respond to comments we received from Mr. Jay Williamson of the Staff of the Division of Investment Management of the Securities and Exchange Commission (the "Commission") regarding the Registration Statement. Following are the Staff's comments and the Fund's responses thereto.

General

1.  Comment:   We note substantial portions of your filing are incomplete and that you have not filed required exhibits. Please note that we may have comments on revised disclosure, or newly filed exhibits once this information is available to us. Please plan accordingly.

    Response:  The Fund acknowledges the Staff's comment.

Principal Investment Strategies, page 16

2.  Comment:  The disclosure under portfolio investments includes a lengthy and detailed discussion of investment types the Fund "may" do. As noted in the General Instructions to Form N-2, prospectus disclosure should be as simple and direct as possible and should only include information needed to understand the fundamental characteristics of the Fund. The emphasis on what the Fund "may" do obscures what the Fund will or intends to do. Please review and revise to concisely describe your principal investment activities and investment types and relocate non-principal investment activities and types to the Statement of Additional Information.

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    Response:  The Fund has revised the principal investment strategies disclosure to address the Staff's comment.

Risk Factors, page 25

3.  Comment:   We note that you provide detailed risk disclosure starting on page 25. In some instances this disclosure repeats information you provided earlier in the Summary. In other instances, it is unclear whether you are discussing principal risks, based on your investment strategy disclosure. Please review your risk disclosure to ensure that it is clear, concise and understandable and consider whether existing disclosure may be truncated or relocated to the SAI.

    Response:  The Fund has revised the risk disclosure to address the Staff's comment.

Statement of Additional Information

Fundamental investment policies, page 45

4.  Comment:   Your fundamental policy with respect to concentration indicates that it does not apply to investments in the financial services group of industries. Your policy, as written, appears to reserve discretion to concentrate or not in financial services.
               It has been the Staff's longstanding position that a fund may not change its policies with respect to concentration without a shareholder vote, whether or not the fund previously disclosure that it may do so, unless the statement of investment policy clearly identifies when and under what conditions any changes between concentration and non-concentration would be made.
               Therefore, please revise the Fund's concentration policy to remove this discretion or to clearly indicate when and under what conditions those changes would be made. See Statement of Investment Policies of Money Market Funds Relating to Industry
               Concentration, Investment Company Act Release No. 9011 (Oct.
               30, 1975).

    Response:  The Fund confirms that it does not intend to concentrate its investments in the financial services group of industries, and has revised its fundamental investment policy with respect to concentration accordingly.

5.  Comment:   Under the Fund's concentration policy, the Fund does not
               consider asset-backed securities to represent interests in any industry or group of industries. Please explain why you believe that it is consistent with Section 13(a) of the Act to categorically exclude asset-backed securities from counting as investments in any industry or group of industries, despite the fact that concentrated investments in those securities can expose investors to risks common to one industry. It seems that every investment - other than investments in government securities, domestic bank deposit instruments or tax exempt securities issued by governments or their political subdivisions (excluding private activity municipal debt securities) is an investment in some industry or group of industries.

               Accordingly, a fund should determine which industry classification or classifications reasonably apply with respect to each asset-backed security issuance for concentration purposes. Toward this end, the fund could consider the nature of an asset-backed security's underlying receivable (e.g., auto loans, credit cards, student debt, aircraft

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               leases, etc.) to determine its industry classification for purposes of the fund's concentration policy. A fund could also reasonably choose to classify its non-mortgage related ABS investments in a single industry for concentration purposes. Please revise this description in the SAI to conform to this position and make any necessary conforming changes to the Principal Strategies section of the prospectus. Alternatively, please explain why you have not done so.

    Response:  The Fund has revised its fundamental investment policy with respect to concentration to delete the statement referenced by the Staff and to clarify that the Fund intends to concentrate its investments in mortgage-related securities.

6.  Comment:   Please revise the statement on page 46 that "the fund does not contemplate borrowing..." as it is inconsistent with your prospectus disclosure.

    Response:  The Fund has deleted the statement referenced by the Staff.

Board Committees, page 54

7.  Comment:   Please confirm the accuracy of the statement that the Board held six meetings during the most recently completed fiscal year.

    Response:  The Fund confirms that it is newly-organized and has deleted the statement referenced by the Staff.

Potential Conflicts of Interest, page 60

8.  Comment:   The disclosure under this heading discusses conflicts arising from the adviser's managing multiple accounts and generally discusses how the adviser handles potential and actual conflicts. It is unclear whether the adviser has written policies designed to ensure its clients are treated fairly and equitably; if so, revise to discuss actual policies for handling conflicts; if not, please explain.

    Response:  The Fund notes that it believes that the disclosure referenced by the Staff is responsive to Item 21.1.d. of Form N-2. In response to the Staff's comment, the Fund has added disclosure with respect to the compliance policies adopted by the adviser to address the potential conflicts of interest identified in the disclosure.

Description of Shares, page 71

9.  Comment:   The first sentence indicates that you are currently offering
               "one class" of common shares, which is inconsistent with the balance of your disclosure. Please review and revise as appropriate.

    Response:  The Fund confirms that it intends to offer one class of common shares, and has revised the registration statement accordingly.

   Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any questions.

                                                     Sincerely,

                                                     /s/ Jeremy Kantrowitz
                                                     Jeremy Kantrowitz

cc: Terrence J. Cullen
    Christopher J. Kelley
    Roger P. Joseph
    Toby R. Serkin